UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 87.0%
	CONSUMER DISCRETIONARY – 12.5%
1,600	Abercrombie & Fitch Co. - Class A	$54,080
1,725	ANN, Inc.*, 1	46,713
9,900	Arcos Dorados Holdings, Inc. - Class A1	129,492
1,650	Autoliv, Inc.1	93,340
280	AutoZone, Inc.*, 1	105,064
1,200	Buckle, Inc.1	46,404
550	Cabela's, Inc.*, 1	25,267
3,950	Callaway Golf Co.1	21,686
5,300	Cie Generale des Etablissements Michelin - ADR1	71,815
2,055	Cinemark Holdings, Inc.1	48,046
594	Coinstar, Inc.*, 1	28,209
1,975	Columbia Sportswear Co.1	99,915
3,290	DR Horton, Inc.	58,003
12,900	Esprit Holdings Ltd. - ADR1	31,605
800	Family Dollar Stores, Inc.	52,864
675	Foot Locker, Inc.1	22,289
9,710	Gannett Co., Inc.1	137,008
2,760	HSN, Inc.1	116,914
2,676	Iconix Brand Group, Inc.*, 1	47,445
1,150	International Speedway Corp. - Class A1	29,486
2,350	J.C. Penney Co., Inc.1	52,899
1,075	Jack in the Box, Inc.*, 1	29,014
2,250	Johnson Outdoors, Inc. - Class A*, 1	47,093
3,300	JoS. A. Bank Clothiers, Inc.*, 1	139,458
2,100	Koss Corp.1	9,891
1,550	Lacrosse Footwear, Inc.1	30,923
3,650	Lakeland Industries, Inc.*, 1	24,090
40,150	Li & Fung Ltd. - ADR1	155,782
1,900	LVMH Moet Hennessy Louis Vuitton S.A. - ADR1	56,905
1,900	Marcus Corp.1	24,928
375	Mohawk Industries, Inc.*, 1	24,911
2,250	Monarch Casino & Resort, Inc.*, 1	16,808
3,800	Multimedia Games Holding Co., Inc.*	53,770
1,300	Penn National Gaming, Inc.*	50,596
1,358	Penske Automotive Group, Inc.1	32,456
912	PetSmart, Inc.1	60,292
1,005	Polaris Industries, Inc.1	75,536
992	Ross Stores, Inc.1	65,908
1,510	Scripps Networks Interactive, Inc. - Class A1	81,313
7,350	Service Corp. International1	94,447
1,100	Starbucks Corp.	49,808
975	Steiner Leisure Ltd.*, 1	40,658
3,150	Sturm Ruger & Co., Inc.1	155,704
3,400	Thor Industries, Inc.1	97,682

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
1,600	Time Warner, Inc.1	$62,592
1,100	Toyota Motor Corp. - ADR1	84,161
200	Tractor Supply Co.1	18,174
1,400	TripAdvisor, Inc.	52,374
350	Value Line, Inc.1	4,151
674	Warnaco Group, Inc.*, 1	28,753
1,192	Wyndham Worldwide Corp.1	62,044
		3,048,766
	CONSUMER STAPLES – 9.4%
3,600	Ajinomoto Co., Inc.	51,149
4,450	BRF - Brasil Foods S.A. - ADR1	63,991
1,050	Cal-Maine Foods, Inc.1	39,617
2,000	Cia de Bebidas das Americas - ADR1	77,100
2,900	Coca-Cola Enterprises, Inc.1	85,028
650	Coca-Cola Femsa S.A.B. de C.V. - ADR1	72,273
643	Costco Wholesale Corp.	61,844
1,373	CVS Caremark Corp.1	62,128
6,750	Darling International, Inc.*, 1	111,510
750	Diageo PLC - ADR1	80,175
2,650	Flowers Foods, Inc.1	56,631
1,450	Harris Teeter Supermarkets, Inc. 1	59,943
3,700	Heineken N.V. - ADR1	100,529
900	Imperial Tobacco Group PLC - ADR1	70,020
2,134	Inter Parfums, Inc.1	34,699
2,150	J&J Snack Foods Corp.1	124,248
1,600	Jeronimo Martins SGPS S.A. - ADR	50,000
5,500	L'Oreal S.A. - ADR1	131,945
375	Lancaster Colony Corp.1	25,984
4,000	Marine Harvest ASA - ADR*	52,920
3,050	Nestle S.A. - ADR1	187,971
850	Oil-Dri Corp. of America1	18,641
2,237	Prestige Brands Holdings, Inc.*, 1	36,709
8,850	Reckitt Benckiser Group PLC - ADR1	96,996
6,080	Safeway, Inc.1	94,544
500	Sanderson Farms, Inc.1	18,415
5,450	Smithfield Foods, Inc.*, 1	100,825
4,000	Tesco PLC - ADR1	60,000
310	Tootsie Roll Industries, Inc.1	7,589
900	TreeHouse Foods, Inc.*	50,391
2,850	Wal-Mart de Mexico S.A.B. de C.V. - ADR1	80,327
525	WD-40 Co.1	25,226
900	Weis Markets, Inc.1	39,177

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
757	Whole Foods Market, Inc.1	$69,477
		2,298,022
	ENERGY – 6.7%
3,986	Basic Energy Services, Inc.*, 1	43,129
1,250	Bill Barrett Corp.*, 1	26,325
800	Continental Resources, Inc.*	51,192
1,100	Core Laboratories N.V.1	122,716
500	Dawson Geophysical Co.*, 1	11,520
625	Dresser-Rand Group, Inc.*, 1	29,069
550	Dril-Quip, Inc.*, 1	40,321
1,105	Ensco PLC - ADR1	60,035
4,600	Goodrich Petroleum Corp.*	53,360
2,150	Gulf Island Fabrication, Inc.1	59,791
650	Gulfmark Offshore, Inc. - Class A*, 1	23,368
4,597	Key Energy Services, Inc.*, 1	36,822
400	Lufkin Industries, Inc.1	18,420
1,591	Marathon Petroleum Corp.1	75,254
710	National Oilwell Varco, Inc.1	51,333
3,955	Newfield Exploration Co.*, 1	120,746
3,350	Noble Corp.1	123,950
552	Oil States International, Inc.*, 1	40,130
6,661	Petroquest Energy, Inc.*, 1	36,702
1,945	Plains Exploration & Production Co.*, 1	77,722
1,950	RPC, Inc.1	26,228
1,650	SM Energy Co.1	77,698
775	Tidewater, Inc.1	37,642
1,100	Total S.A. - ADR1	50,545
2,150	Unit Corp.*, 1	85,484
2,511	Valero Energy Corp.1	69,052
14,235	Weatherford International Ltd.*, 1	171,532
		1,620,086
	FINANCIALS – 14.9%
2,255	ACE Ltd.1	165,742
950	Affiliated Managers Group, Inc.*, 1	106,010
1,732	Allstate Corp.1	59,408
2,265	Alterra Capital Holdings Ltd.1	52,707
4,738	American Equity Investment Life Holding Co.1	55,292
1,898	American International Group, Inc.*, 1	59,350
1,794	Argo Group International Holdings Ltd.1	52,762
700	Arthur J. Gallagher & Co.1	24,836
4,500	Assured Guaranty Ltd.	53,910
350	Bar Harbor Bankshares1	12,191
7,000	Barclays PLC - ADR1	73,220

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,500	Brookfield Asset Management, Inc. - Class A1	$84,525
2,100	Brown & Brown, Inc.	53,004
4,758	Cardinal Financial Corp.1	60,902
2,000	CNA Financial Corp.1	52,220
1,800	Comerica, Inc.	54,378
1,229	Community Trust Bancorp, Inc.1	41,712
1,784	Corporate Office Properties Trust - REIT1	39,712
525	Cullen/Frost Bankers, Inc.1	29,038
1,790	DBS Group Holdings Ltd. - ADR1	84,577
5,700	DiamondRock Hospitality Co. - REIT	53,922
1,860	Discover Financial Services1	66,886
600	DNB ASA - ADR1	61,200
1,583	Employers Holdings, Inc.1	28,304
350	Erie Indemnity Co. - Class A1	24,952
750	First of Long Island Corp.1	21,518
7,800	Flagstone Reinsurance Holdings S.A.	54,444
400	GAMCO Investors, Inc. - Class A1	17,876
3,300	Hartford Financial Services Group, Inc.	54,285
3,005	HCC Insurance Holdings, Inc.1	92,073
475	Home Properties, Inc. - REIT1	31,165
1,130	Howard Hughes Corp.*, 1	69,642
1,750	HSBC Holdings PLC - ADR1	73,150
8,700	Huntington Bancshares, Inc.	54,070
966	Iberiabank Corp.1	45,238
1,550	Infinity Property & Casualty Corp.1	89,605
400	Jones Lang LaSalle, Inc.1	26,676
500	KBW, Inc.1	8,055
1,221	Kemper Corp.1	39,951
550	Knight Capital Group, Inc. - Class A*, 1	5,682
3,050	Lazard Ltd. - Class A1	81,892
936	LTC Properties, Inc. - REIT1	33,415
1,000	Mack-Cali Realty Corp. - REIT1	26,790
1,550	MB Financial, Inc.1	31,294
6,689	Meadowbrook Insurance Group, Inc.1	47,091
2,400	Nationstar Mortgage Holdings, Inc.*	52,848
2,400	Old National Bancorp1	29,376
5,200	Oriental Financial Group, Inc.	53,976
1,650	ORIX Corp. - ADR1	78,144
850	Orrstown Financial Services, Inc.1	6,826
3,950	Provident Financial PLC1	79,642
4,297	Ramco-Gershenson Properties Trust - REIT1	54,744
700	RenaissanceRe Holdings Ltd.	51,793
1,700	Selective Insurance Group, Inc.1	29,342
1,560	StanCorp Financial Group, Inc.1	46,426

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
925	Stifel Financial Corp.*, 1	$27,842
9,000	Strategic Hotels & Resorts, Inc. - REIT*	54,540
8,500	Sumitomo Mitsui Financial Group, Inc. - ADR	53,720
5,400	Sunstone Hotel Investors, Inc. - REIT*	54,054
1,400	Swiss Re A.G. - ADR1	87,332
2,178	Tower Group, Inc.1	40,598
2,070	U.S. Bancorp1	69,345
1,100	United Bankshares, Inc.1	25,630
1,155	Validus Holdings Ltd.1	37,572
4,174	Walter Investment Management Corp.1	94,416
4,300	Westfield Group - ADR1	88,967
4,330	Willis Group Holdings PLC1	160,123
		3,631,928
	HEALTH CARE – 9.2%
852	Amgen, Inc.1	70,375
100	Atrion Corp.1	20,600
150	Bio-Rad Laboratories, Inc. - Class A*, 1	14,432
10,400	Boston Scientific Corp.*	53,768
1,369	Cardinal Health, Inc.1	58,990
2,200	CareFusion Corp.*	53,702
3,660	Centene Corp.*, 1	139,226
2,650	Cie Generale d'Optique Essilor International S.A. - ADR1	117,103
2,900	Conceptus, Inc.*	53,882
1,600	Covidien PLC1	89,408
3,500	Daiichi Sankyo Co., Ltd. - ADR1	57,680
4,600	Elan Corp. PLC - ADR*	53,130
1,600	Forest Laboratories, Inc.*	53,680
900	Greatbatch, Inc.*, 1	20,547
2,000	HCA Holdings, Inc.	52,960
8,200	Health Management Associates, Inc. - Class A*	53,956
500	ICU Medical, Inc.*, 1	26,665
1,060	Magellan Health Services, Inc.*, 1	51,092
2,350	Merit Medical Systems, Inc.*, 1	31,749
505	Mettler-Toledo International, Inc.*, 1	78,174
1,200	Novartis A.G. - ADR1	70,344
1,000	Novo Nordisk A/S - ADR1	154,540
1,300	Par Pharmaceutical Cos., Inc.*, 1	64,948
1,725	PSS World Medical, Inc.*, 1	36,035
1,325	Shire PLC - ADR1	114,189
2,000	Span-America Medical Systems, Inc.1	34,000
1,100	Team Health Holdings, Inc.*, 1	29,370
577	Teleflex, Inc.1	36,778
1,800	Teva Pharmaceutical Industries Ltd. - ADR1	73,602

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,980	Thermo Fisher Scientific, Inc.1	$110,227
1,060	UnitedHealth Group, Inc.1	54,155
1,300	Universal Health Services, Inc. - Class B	50,804
2,800	Utah Medical Products, Inc.1	94,808
2,100	VCA Antech, Inc.*, 1	38,220
1,100	Vertex Pharmaceuticals, Inc.*, 1	53,361
1,200	West Pharmaceutical Services, Inc.1	59,736
		2,226,236
	INDUSTRIALS – 17.0%
1,500	Actuant Corp. - Class A1	42,690
3,070	AGCO Corp.*, 1	134,589
1,735	AMETEK, Inc.1	53,785
2,250	Apogee Enterprises, Inc.1	36,428
750	Astec Industries, Inc.*, 1	21,900
1,029	Atlas Air Worldwide Holdings, Inc.*, 1	46,675
1,500	Barnes Group, Inc.1	35,790
1,250	Canadian National Railway Co.1	110,100
750	Carlisle Cos., Inc.1	37,868
5,035	Chicago Bridge & Iron Co. N.V.1	179,951
725	CLARCOR, Inc.1	35,054
600	Columbus McKinnon Corp.*, 1	8,826
3,765	Corrections Corp. of America1	117,016
1,750	CPI Aerostructures, Inc.*, 1	19,863
2,680	CSX Corp.	61,479
800	Cubic Corp.1	38,696
811	Deere & Co.1	62,301
6,089	Dolan Co.*, 1	29,714
725	Dun & Bradstreet Corp.	58,138
783	EnerSys*	26,739
1,100	Equifax, Inc.	51,524
750	Espey Manufacturing & Electronics Corp.	21,405
7,450	Experian PLC - ADR1	110,036
3,600	FANUC Corp. - ADR1	92,628
1,900	Flowserve Corp.1	227,962
1,219	Foster Wheeler A.G.*, 1	21,991
1,845	Gardner Denver, Inc.1	105,128
4,000	Gorman-Rupp Co.1	111,040
1,200	Graham Corp.1	20,460
5,050	Granite Construction, Inc.1	130,795
2,850	Hardinge, Inc.1	25,992
400	Hubbell, Inc. - Class B1	32,912
3,740	IDEX Corp.1	142,681
1,525	Insteel Industries, Inc.1	15,189

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
400	Kirby Corp.*, 1	$21,108
2,300	Kuehne + Nagel International A.G. - ADR	51,750
2,200	LB Foster Co. - Class A1	65,098
350	Lincoln Electric Holdings, Inc.1	13,958
850	LS Starrett Co. - Class A1	9,920
1,550	LSI Industries, Inc.1	9,998
500	MAN S.E.	46,946
800	Marten Transport Ltd.1	14,360
2,985	MasTec, Inc.*, 1	47,641
2,600	Mfri, Inc.*, 1	17,693
1,100	Mine Safety Appliances Co.1	37,752
1,450	MSC Industrial Direct Co. - Class A1	99,658
850	National Presto Industries, Inc.1	56,559
1,500	Navigant Consulting, Inc.*	17,445
3,350	Nidec Corp. - ADR1	65,526
1,390	Nordson Corp.1	71,251
977	Northrop Grumman Corp.1	64,677
4,108	Orbital Sciences Corp.*, 1	53,815
2,840	Pentair, Inc.1	124,477
900	Powell Industries, Inc.*, 1	30,843
2,910	Republic Services, Inc.1	84,186
400	Sauer-Danfoss, Inc.	14,476
5,800	SGS S.A. - ADR1	115,942
1,650	SIFCO Industries, Inc.1	31,763
1,650	Sun Hydraulics Corp.1	37,257
1,575	Tetra Tech, Inc.*, 1	40,493
3,545	Timken Co.1	128,329
4,600	Trinity Industries, Inc.1	128,800
600	Twin Disc, Inc.1	11,748
1,800	United Rentals, Inc.*	52,038
5,360	URS Corp.1	187,975
1,900	Werner Enterprises, Inc.1	43,852
3,325	Xylem, Inc.1	79,733
		4,144,412
	INFORMATION TECHNOLOGY – 9.4%
7,538	Actuate Corp.*, 1	48,696
3,748	Acxiom Corp.*, 1	62,854
2,300	Allot Communications Ltd.*	56,534
1,014	Amphenol Corp. - Class A	59,704
475	Anixter International, Inc.1	27,032
3,250	ARM Holdings PLC - ADR1	84,435
450	Badger Meter, Inc.1	15,251
800	Baidu, Inc. - ADR*, 1	96,416

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,012	Booz Allen Hamilton Holding Corp.1	$35,069
5,355	Broadridge Financial Solutions, Inc.1	113,365
500	Cabot Microelectronics Corp.1	14,700
525	CACI International, Inc. - Class A*, 1	29,636
700	Citrix Systems, Inc.*	50,876
1,659	Ebix, Inc.1	35,984
2,101	Fiserv, Inc.*, 1	147,343
6,215	Global Cash Access Holdings, Inc.*, 1	40,149
750	Littelfuse, Inc.1	40,230
7,203	LTX-Credence Corp.*, 1	42,210
2,020	Mantech International Corp. - Class A1	44,299
3,150	Micrel, Inc.1	29,421
1,600	Microsemi Corp.*, 1	30,976
2,000	Microsoft Corp.1	58,940
1,050	MKS Instruments, Inc.1	27,720
1,206	Motorola Solutions, Inc.1	58,298
825	MTS Systems Corp.1	35,863
1,000	Murata Manufacturing Co., Ltd.	50,240
975	National Instruments Corp.1	25,194
1,190	NICE Systems Ltd. - ADR*, 1	42,840
3,000	NS Solutions Corp.	58,560
2,056	Oracle Corp.	62,091
1,550	Parametric Technology Corp.*, 1	33,387
1,125	Park Electrochemical Corp.1	30,386
1,700	RADWARE Ltd.*	51,391
400	Salesforce.com, Inc.*	49,744
1,100	SINA Corp.*, 1	49,951
2,500	Stamps.com, Inc.*	52,875
906	Synaptics, Inc.*, 1	23,900
450	Syntel, Inc.1	26,159
9,350	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	130,619
8,650	Telefonaktiebolaget LM Ericsson - ADR1	80,013
4,250	Teradyne, Inc.*, 1	62,518
2,792	ValueClick, Inc.*, 1	43,862
1,400	ViaSat, Inc.*, 1	53,620
3,560	Western Union Co.1	62,051
		2,275,402
	MATERIALS – 5.6%
3,650	Anglo American PLC - ADR1	53,764
2,400	Aptargroup, Inc.1	120,024
600	Balchem Corp.1	19,998
950	BASF S.E. - ADR1	69,198
4,905	Buckeye Technologies, Inc.1	147,739

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
650	Carpenter Technology Corp.1	$31,109
850	Eagle Materials, Inc.1	29,538
1,141	Eastman Chemical Co.1	59,651
1,157	FMC Corp.1	63,288
800	Hawkins, Inc.1	30,432
1,439	Innospec, Inc.*, 1	44,782
1,225	Intrepid Potash, Inc.*, 1	28,592
1,800	KMG Chemicals, Inc. 1	32,184
1,300	Materion Corp.1	25,519
3,880	MeadWestvaco Corp.1	110,192
3,800	Novozymes A/S - ADR1	93,176
1,793	OM Group, Inc.*, 1	28,150
3,000	Potash Corp. of Saskatchewan, Inc.1	132,480
1,000	Sensient Technologies Corp.1	35,450
150	Stepan Co.1	13,299
4,800	Sumitomo Metal Mining Co., Ltd.	51,855
2,500	Synalloy Corp.1	31,275
1,765	Walter Energy, Inc.1	60,539
1,666	Worthington Industries, Inc.1	36,152
750	Zep, Inc.1	11,445
		1,359,831
	TELECOMMUNICATION SERVICES – 0.7%
1,814	AT&T, Inc.1	68,787
1,600	Chunghwa Telecom Co., Ltd. - ADR	47,472
2,050	Tim Participacoes S.A. - ADR1	43,357
		159,616
	UTILITIES – 1.6%
7,400	AES Corp.*, 1	89,244
1,333	FirstEnergy Corp.1	66,943
1,426	Great Plains Energy, Inc.1	31,629
1,025	IDACORP, Inc.1	43,255
2,120	OGE Energy Corp.1	112,593
1,450	Westar Energy, Inc.1	44,312
		387,976

	TOTAL COMMON STOCKS (Cost $20,622,791)	21,152,275

	EXCHANGE-TRADED FUNDS – 7.6%
8,700	Guggenheim China All-Cap ETF1	190,974
5,000	Guggenheim China Small Cap ETF1	94,250
1,400	iShares MSCI Australia Index Fund1	32,452
25,008	iShares MSCI Hong Kong Index Fund1	419,134

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
33,600	iShares MSCI Japan Index Fund1	$302,064
4,657	iShares MSCI Philippines Investable Market Index Fund1	139,477
4,000	iShares MSCI Singapore Index Fund1	52,560
6,123	iShares MSCI South Korea Index Fund1	340,378
4,014	iShares MSCI Taiwan Index Fund1	48,890
1,300	iShares MSCI Thailand Index Fund1	89,765
4,429	Market Vectors Indonesia Index ETF1	127,068

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,820,406)	1,837,012

	OTHER POOLED INVESTMENT VEHICLES – 0.9%
2,107	MW GaveKal Asian Opportunities UCITS Fund - Class A*	221,529

	TOTAL OTHER POOLED INVESTMENT VEHICLES (Cost $250,029)	221,529

	SHORT-TERM INVESTMENTS – 2.1%
515,364	Fidelity Institutional Money Market Fund, 0.18%2	515,364

	TOTAL SHORT-TERM INVESTMENTS (Cost $515,364)	515,364

	TOTAL INVESTMENTS – 97.6% (Cost $23,208,590)	23,726,180
	Other Assets in Excess of Liabilities – 2.4%	578,578

	TOTAL NET ASSETS – 100.0%	$24,304,758

	SECURITIES SOLD SHORT – (92.8)%
	COMMON STOCKS – (7.4)%
	CONSUMER DISCRETIONARY – (2.7)%
(1,850)	Caesars Entertainment Corp.*	(15,503)
(2,600)	CarMax, Inc.*	(72,358)
(800)	Coach, Inc.	(39,464)
(850)	Fossil, Inc.*	(60,937)
(7,150)	Goodyear Tire & Rubber Co.*	(81,868)
(1,450)	Hanesbrands, Inc.*	(43,529)
(2,400)	HomeAway, Inc.*	(55,104)
(1,200)	Johnson Controls, Inc.	(29,580)
(150)	Las Vegas Sands Corp.	(5,463)
(950)	Macy's, Inc.	(34,048)
(450)	Netflix, Inc.*	(25,582)
(800)	Pool Corp.	(29,488)
(1,500)	Steven Madden Ltd.*	(60,645)
(900)	Tiffany & Co.	(49,437)
(250)	Under Armour, Inc. - Class A*	(13,610)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(1,350)	Williams-Sonoma, Inc.	$(46,912)
		(663,528)
	CONSUMER STAPLES – (0.5)%
(500)	Energizer Holdings, Inc.*	(38,885)
(3,000)	Green Mountain Coffee Roasters, Inc.*	(54,780)
(1,300)	Hillshire Brands Co.	(33,293)
		(126,958)
	FINANCIALS – (0.5)%
(2,600)	Citigroup, Inc.	(70,538)
(1,450)	Deutsche Bank A.G.	(43,993)
		(114,531)
	HEALTH CARE – (0.8)%
(1,400)	Hologic, Inc.*	(25,928)
(550)	MEDNAX, Inc.*	(36,371)
(3,050)	NxStage Medical, Inc.*	(45,903)
(550)	PAREXEL International Corp.*	(15,136)
(800)	STERIS Corp.	(24,104)
(800)	Valeant Pharmaceuticals International, Inc.*	(38,048)
(350)	Varian Medical Systems, Inc.*	(19,103)
		(204,593)
	INDUSTRIALS – (1.1)%
(800)	Clean Harbors, Inc.*	(48,432)
(3,900)	GrafTech International Ltd.*	(40,755)
(2,650)	Ritchie Bros Auctioneers, Inc.	(55,835)
(1,400)	Rockwell Collins, Inc.	(70,798)
(2,150)	Spirit Aerosystems Holdings, Inc. - Class A*	(50,525)
		(266,345)
	INFORMATION TECHNOLOGY – (1.5)%
(1,100)	BroadSoft, Inc.*	(27,005)
(2,800)	Constant Contact, Inc.*	(46,956)
(1,350)	Fusion-io, Inc.*	(25,812)
(750)	Jive Software, Inc.	(15,023)
(1,500)	OpenTable, Inc.*	(54,540)
(2,900)	Riverbed Technology, Inc.*	(51,156)
(350)	Salesforce.com, Inc.*	(43,526)
(2,900)	ServiceSource International, Inc.*	(32,712)
(1,150)	Splunk, Inc.	(33,810)
(900)	ViaSat, Inc.*	(34,470)
		(365,010)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MATERIALS – (0.3)%
(1,100)	International Flavors & Fragrances, Inc.	$(61,314)

	TOTAL COMMON STOCKS (Proceeds $1,935,392)	(1,802,279)

	EXCHANGE-TRADED FUNDS – (85.4)%
(120,220)	iShares MSCI EAFE Index Fund	(6,011,000)
(20,020)	iShares MSCI Emerging Markets Index Fund	(783,182)
(23,450)	iShares Russell 2000 Index Fund	(1,837,308)
(63,900)	iShares Russell 2000 Value Index Fund	(4,441,689)
(21,330)	SPDR S&P 500 ETF Trust	(2,937,354)
(24,800)	SPDR S&P MidCap 400 ETF Trust	(4,247,248)
(12,600)	Vanguard MSCI Emerging Markets ETF	(504,252)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $21,490,894)	(20,762,033)

	TOTAL SECURITIES SOLD SHORT (Proceeds $23,426,286)	$(22,564,312)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
UCITS – Undertakings for Collective Investment in Transferrable Securities

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short.  The aggregate value of segregated securities is $19,498,933.  Cash is held to cover the remaining amount of securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 90.9%
	CONSUMER DISCRETIONARY – 11.0%
2,400	Abercrombie & Fitch Co. - Class A	$81,120
1,200	Family Dollar Stores, Inc.1	79,296
5,800	Multimedia Games Holding Co., Inc.*	82,070
2,100	Penn National Gaming, Inc.*	81,732
1,800	Starbucks Corp.1	81,504
2,200	TripAdvisor, Inc.	82,302
		488,024
	CONSUMER STAPLES – 5.3%
5,400	Ajinomoto Co., Inc.	76,723
6,100	Marine Harvest ASA - ADR*	80,703
1,400	TreeHouse Foods, Inc.*	78,386
		235,812
	ENERGY – 7.2%
1,200	Continental Resources, Inc.*	76,788
7,000	Goodrich Petroleum Corp.*, 1	81,200
1,700	SM Energy Co.	80,053
6,800	Weatherford International Ltd.*	81,940
		319,981
	FINANCIALS – 25.8%
6,700	Assured Guaranty Ltd.	80,266
3,200	Brown & Brown, Inc.	80,768
3,100	CNA Financial Corp.1	80,941
2,700	Comerica, Inc.	81,567
8,700	DiamondRock Hospitality Co. - REIT	82,302
11,800	Flagstone Reinsurance Holdings S.A.	82,364
5,000	Hartford Financial Services Group, Inc.	82,250
13,200	Huntington Bancshares, Inc.	82,038
3,700	Nationstar Mortgage Holdings, Inc.*	81,474
7,900	Oriental Financial Group, Inc.	82,002
1,100	RenaissanceRe Holdings Ltd.	81,389
13,600	Strategic Hotels & Resorts, Inc. - REIT*	82,416
12,900	Sumitomo Mitsui Financial Group, Inc. - ADR	81,528
8,200	Sunstone Hotel Investors, Inc. - REIT*	82,082
		1,143,387
	HEALTH CARE – 16.3%
15,700	Boston Scientific Corp.*, 1	81,169
3,300	CareFusion Corp.*	80,553
4,400	Conceptus, Inc.*	81,752
6,900	Elan Corp. PLC - ADR*	79,695
2,400	Forest Laboratories, Inc.*	80,520
3,000	HCA Holdings, Inc.	79,440
12,400	Health Management Associates, Inc. - Class A*	81,592

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,000	Universal Health Services, Inc. - Class B	$78,160
1,600	Vertex Pharmaceuticals, Inc.*	77,616
		720,497
	INDUSTRIALS – 7.0%
2,300	Chicago Bridge & Iron Co. N.V.	82,202
1,700	Equifax, Inc.	79,628
700	MAN S.E.	65,724
2,800	United Rentals, Inc.*	80,948
		308,502
	INFORMATION TECHNOLOGY – 16.5%
3,500	Allot Communications Ltd.*	86,030
1,100	Citrix Systems, Inc.*	79,948
1,500	Murata Manufacturing Co., Ltd.	75,360
4,600	NS Solutions Corp.	89,792
2,600	RADWARE Ltd.*	78,598
600	Salesforce.com, Inc.*	74,616
1,800	SINA Corp.*	81,738
3,900	Stamps.com, Inc.*	82,485
2,100	ViaSat, Inc.*	80,430
		728,997

	MATERIALS – 1.8%
7,200	Sumitomo Metal Mining Co., Ltd.	77,783

	TOTAL COMMON STOCKS (Cost $4,090,560)	4,022,983

	SHORT-TERM INVESTMENTS – 4.2%
184,003	Fidelity Institutional Money Market Fund, 0.18%2	184,003

	TOTAL SHORT-TERM INVESTMENTS (Cost $184,003)	184,003

	TOTAL INVESTMENTS – 95.1% (Cost $4,274,563)	4,206,986
	Other Assets in Excess of Liabilities – 4.9%	217,557

	TOTAL NET ASSETS – 100.0%	$4,424,543

	SECURITIES SOLD SHORT – (60.2)%
	EXCHANGE-TRADED FUNDS – (60.2)%
(7,500)	iShares MSCI EAFE Index Fund	(375,000)
(15,100)	iShares MSCI Emerging Markets Index Fund	(590,712)
(3,400)	iShares Russell 2000 Index Fund	(266,390)
(5,800)	SPDR S&P 500 ETF Trust	(798,718)

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(3,700)	SPDR S&P MidCap 400 ETF Trust	$(633,662)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,661,345)	(2,664,482)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,661,345)	$(2,664,482)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $350,867. Cash is held to cover the remaining amount of securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 34.8%
40,297	iShares Barclays 0-5 Year TIPS Bond Fund	$4,140,920
51,533	iShares Barclays 1-3 Year Credit Bond Fund	5,425,394
75,940	iShares Barclays 1-3 Year Treasury Bond Fund	6,419,208
6,381	iShares Barclays MBS Bond Fund	695,848
65,720	PIMCO Enhanced Short Maturity Strategy Fund	6,658,093

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,260,603)	23,339,463

	SHORT-TERM INVESTMENTS – 33.3%
22,266,266	Fidelity Institutional Money Market Fund, 0.18%1	22,266,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,266,266)	22,266,266

	TOTAL INVESTMENTS – 68.1% (Cost $45,526,869)	45,605,729
	Other Assets in Excess of Liabilities – 31.9%	21,331,755

	TOTAL NET ASSETS – 100.0%	$66,937,484

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The 361 Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The 361 Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The 361 Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Funds, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Absolute Alpha Fund had the following futures contracts open at July 31, 2012:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)
69	E-mini Nasdaq-100 Index	September 2012	$3,640,335	$3,638,370	$(1,965)
					$(1,965)

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

The Long/Short Equity Fund had the following futures contracts open at July 31, 2012:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)
19	E-mini S&P-500 Index	September 2012	$1,312,010	$1,305,870	$(6,140)
					$(6,140)

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which the Funds sell a security it does not own.  To complete such a transaction, the Funds must borrow the security to make delivery to the buyer.  The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Funds.  Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sell the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At  July 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) of investments and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$23,466,206	$4,274,563	$45,526,869

Proceeds from securities sold short	$(23,077,579)	$(2,661,345)	$-

Gross unrealized appreciation	$2,887,295	$25,599	$84,105
Gross unrealized depreciation	(2,114,054)	(96,313)	(5,245)
Net unrealized appreciation (depreciation) on investments and securities sold short	$773,241	$(70,714)	$78,860

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s assets carried at fair value:

Absolute Alpha:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$21,152,275	$-	$-	$21,152,275
Exchange-Traded Funds	1,837,012	-	-	1,837,012
Other Pooled Investment Vehicles	-	221,529	-	221,529
Short-Term Investments	515,364	-	-	515,364
Total Assets	$23,504,651	$221,529	$-	$23,726,180

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

Liabilities
Securities Sold Short
Common Stocks1	$1,802,279	$-	$-	$1,802,279
Exchange-Traded Funds	20,762,033	-	-	20,762,033
Total Liabilities	$22,564,312	$-	$-	$22,564,312

Other Financial Instruments2
Futures Contracts	$(1,965)	$-	$-	$(1,965)
Total Other Financial Instruments	$(1,965)	$-	$-	$(1,965)

Long/Short Equity:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$4,022,983	$-	$-	$4,022,983
Short-Term Investments	184,003	-	-	184,003
Total Assets	$4,206,986	$-	$-	$4,206,986

Liabilities
Securities Sold Short
Exchange-Traded Funds	$2,664,482	$-	$-	$2,664,482
Total Liabilities	$2,664,482	$-	$-	$2,664,482

Other Financial Instruments2
Futures Contracts	$(6,140)	$-	$-	$(6,140)
Total Other Financial Instruments	$(6,140)	$-	$-	$(6,140)

Managed Futures Strategy:
	Level 1	Level 2	Level 33	Total
Investments
Exchange-Traded Funds	$23,339,463	$-	$-	$23,339,463
Short-Term Investments	22,266,266	-	-	22,266,266
Total Investments	$45,605,729	$-	$-	$45,605,729

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.
3 The Funds did not hold any Level 3 securities as of July 31, 2012.

There were no transfer between Levels as of the beginning and ending of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/27/12

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/12